Derivatives - Nominal values and average hedge ratio for derivatives (Details) - d	Dec. 31, 2023		Dec. 31, 2022
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	12,469,580		16,475,525
Average hedge ratio	100.00%		100.00%
Average price condition	1.18%	[1]	0.94%	[2]
Interest rate risk | Less than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	3,038,263		5,338,313
Average hedge ratio	100.00%		100.00%
Average price condition	0.82%	[1]	0.72%	[2]
Interest rate risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	609,182		3,023,185
Average hedge ratio	100.00%		100.00%
Average price condition	3.02%	[1]	0.82%	[2]
Interest rate risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,143,914		612,113
Average hedge ratio	100.00%		100.00%
Average price condition	1.64%	[1]	2.53%	[2]
Interest rate risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	804,873		2,114,152
Average hedge ratio	100.00%		100.00%
Average price condition	1.65%	[1]	1.52%	[2]
Interest rate risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,935,599		819,140
Average hedge ratio	100.00%		100.00%
Average price condition	1.37%	[1]	1.48%	[2]
Interest rate risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	3,937,749		4,568,622
Average hedge ratio	100.00%		100.00%
Average price condition	0.74%	[1]	0.68%	[2]
Exchange risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	8,057,059	[3]	7,214,184	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | Less than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,871,327	[3]	2,593,585	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,335,798	[3]	654,211	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	2,139,371	[3]	1,092,271	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	974,113	[3]	1,931,313	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	1,687,341	[3]	901,597	[4]
Average hedge ratio	100.00%	[3]	100.00%	[4]
Exchange risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	49,109	[3]	41,207	[4]
Average hedge ratio	100.00%	[3]	0.00%	[4]

[1]	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
[2]	Interest rate swaps consist of 3M CD, USD SOFR, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
[3]	The average exchange rates of net investment hedge instruments are USD/KRW 1,235.14, JPY/KRW 9.46, EUR/KRW 1,358.46, GBP/KRW 1,547.81, AUD/KRW 865.53, CAD/KRW 921.27, CNY/KRW 177.98, SEK/KRW 126.18.
[4]	The average exchange rates of net investment hedge instruments are USD/KRW 1,195.32, JPY/KRW 10.13, EUR/KRW 1,336.97, GBP/KRW 1,484.42, AUD/KRW 812.44, CAD/KRW 948.79, SGD/KRW 859.87, CNY/KRW 190.96, SEK/KRW 125.49.